UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21422

 NAME OF REGISTRANT:                     Trust for Advised Portfolios



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Christopher E. Kashmerick
                                         Trust for Advised Portfolios
                                         2020 East Financial Way,
                                         Suite 100
                                         Glendora, CA 91741

 REGISTRANT'S TELEPHONE NUMBER:          626-914-7385

 DATE OF FISCAL YEAR END:                08/31

 DATE OF REPORTING PERIOD:               07/01/2020 - 06/30/2021


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

Infinity Q Commodity Fund
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 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


Infinity Q Diversified Alpha Fund
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 UNION ACQUISITION CORP. II                                                                  Agenda Number:  935356762
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9402Q100
    Meeting Type:  Special
    Meeting Date:  16-Apr-2021
          Ticker:  LATN
            ISIN:  KYG9402Q1001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Extension Amendment: A special resolution                 Mgmt          For                            For
       to amend the Company's Amended and Restated
       Memorandum and Articles of Association to
       extend the date by which the Company must
       consummate a Business Combination from
       April 22, 2021 to October 22, 2021.

2.     Adjournment: An ordinary resolution to                    Mgmt          For                            For
       adjourn the Extraordinary General Meeting
       to a later date or dates, if necessary, to
       permit further solicitation and vote of
       proxies in the event there are insufficient
       votes for, or otherwise in connection with,
       the approval of Proposal 1.




--------------------------------------------------------------------------------------------------------------------------
 UROVANT SCIENCES LTD                                                                        Agenda Number:  935255895
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9381B108
    Meeting Type:  Annual
    Meeting Date:  22-Sep-2020
          Ticker:  UROV
            ISIN:  BMG9381B1081
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Director: Myrtle S. Potter                    Mgmt          For                            For

1.2    Election of Director: James Hindman                       Mgmt          For                            For

1.3    Election of Director: Sef P. Kurstjens,                   Mgmt          For                            For
       M.D., Ph.D.

1.4    Election of Director: Pierre Legault                      Mgmt          For                            For

1.5    Election of Director: Shigeyuki Nishinaka,                Mgmt          For                            For
       Ph.D.

1.6    Election of Director: James Robinson                      Mgmt          For                            For

2.     To ratify the selection of Ernst & Young                  Mgmt          For                            For
       LLP as the Company's Independent Registered
       Public Accounting Firm for the fiscal year
       ending March 31, 2021, the appointment of
       Ernst & Young LLP as the Company's auditor
       for statutory purposes under the Bermuda
       Companies Act 1981, as amended, for the
       Company's fiscal year ending March 31, 2021
       and the authorization of the Board, through
       the Audit Committee, to set the
       remuneration for Ernst & Young LLP as the
       Company's auditor for the Company's fiscal
       year ending March 31, 2021.




--------------------------------------------------------------------------------------------------------------------------
 UROVANT SCIENCES LTD                                                                        Agenda Number:  935339526
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9381B108
    Meeting Type:  Special
    Meeting Date:  23-Mar-2021
          Ticker:  UROV
            ISIN:  BMG9381B1081
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve and adopt an Agreement and Plan                Mgmt          For                            For
       of Merger, dated as of November 12, 2020
       ("merger agreement") and a related
       statutory merger agreement, referred to
       herein as the "statutory merger agreement,"
       by and among Urovant Sciences Ltd.,
       Sumitovant Biopharma Ltd., Titan Ltd., and
       solely with respect to Section 9.13 of the
       merger agreement, Sumitomo Dainippon Pharma
       Co., Ltd., and the transactions
       contemplated by the merger agreement and
       the statutory merger agreement, including a
       merger.

2.     To approve an adjournment of the special                  Mgmt          For                            For
       general meeting, if necessary or
       appropriate (as determined in good faith by
       Urovant Sciences Ltd.), to solicit
       additional proxies if there are
       insufficient votes at the time of the
       special general meeting to approve Proposal
       1.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Trust for Advised Portfolios
By (Signature)       /s/ Christopher E Kashmerick
Name                 Christopher E Kashmerick
Title                President
Date                 08/25/2021